UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21140
FORTRESS INVESTMENT TRUST II
(Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY	10105

(Address of principal executive offices)	(Zip code)
Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 798-6100
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

Item 1. Consolidated Schedule of Investments (Unaudited).
The Registrant’s Consolidated Schedule of Investments as of September 30, 2007 is as follows:

				Number of	Dividends,
				Shares,	Interest &
	% of			Principal/	Realized
	Controlled			Notional	Gains and
	Affiliate	Cost (c) (d)		Amount	Losses	Fair Value
Controlled Affiliate (a)	Owned	(000s)	Name of Issue or Nature of Indebtedness Held by Controlled Affiliate	(000s)	(000s)	(000s)
FIT Capital Trading LLC	100%	$19,000	U.S. Government treasury securities; 3.75%; sold October 2007	$3,800,000	$21,771	$3,771,218
			Repurchase agreements with Deutsche Bank AG 4.46%; repaid October 2007	$3,752,362	(24,680)	(3,752,362)
			Cash at custodial account	$144	(7)	144
RESG Acquisition LLC	89.7%	—	100% of the common stock of RESG MIDL Corp., owner of debt and equity interests in a portfolio of retail real estate	—	811	2,618
FIT DVI LLC	100%	1,488	Secured debt of DVI Receivables Inc., a medical receivables company; 3.60%; due September 2010	$2,024	677	1,904
FIT CFN Holdings LLC	100%	—	53.57% each of Green Tree Investment Holdings II LLC, manufactured home and home equity/home improvement assets, and Green Tree Investment Holdings III LLC, an insurance brokerage business; sold October 2007	—	103,959	36,845
			Note receivable from Green Tree MH Investor LLC; 12.00%; repaid in January 2007	$—	110	—
			Note receivable from Green Tree Residual Investor LLC; 15.75%; repaid in January 2007	$—	2	—
			Note receivable from Green Tree Investment Holdings III LLC; 14.00%; repaid in January 2007	$—	70	—
FIT Holdings LLC	100%	145	Brookdale Senior Living, Inc., an owner and operator of senior living facilities, common stock (e)	33,228	—	1,322,807
			Dividends receivable (e)	$16,614	—	16,614
			Mapeley Limited, a British real estate operating company, common stock (e)	7,904	—	341,436
			Restricted cash (e)	$1,138	—	1,138
			Stock loan payable; 3-month LIBOR + 3.5% and due December 2007	$541,000	(3,190)	(541,392)
FIT CCRC LLC	100%	153	Factored accounts receivable	$1,808	27	327
FIT Aero Investments Ltd.	100%	14,945	100% of Aerofort Investments LLC and 100% of FIT AERO Iceland, LTD, lessors of aircraft	—	3,800	24,594
Direct Investments of FIT II	100%	16	Crown Castle International Corp., (formerly Global Signal Inc.) a provider of wireless communications tower rental space, common stock (f)	—	17	19

Total Investments (b)		$35,747			$103,367	$1,225,910

See notes to consolidated schedule of investments.

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
SEPTEMBER 30, 2007
(a)	An affiliated company is a company in which Fortress Investment Trust II (“FIT II”) has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FIT II’s controlled affiliates invest principally in real estate related assets.

(b)	The United States Federal income tax basis of FIT II’s investments at the end of the period was approximately ($145.6) million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $1,371.5 million (gross unrealized appreciation of $1,372.4 million and gross unrealized depreciation of $0.9 million).

(c)	Net of returns of capital.

(d)	Purchases/fundings occurred throughout the period.

(e)	These assets serve as collateral for the stock loan.

(f)	Crown Castle International Corp. completed its merger with Global Signal on January 12, 2007. The remaining 464 shares are held in the name of an affiliate for the benefit of FIT II.

Item 2. Controls and Procedures.
(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There have not been changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(A)(1) Certification of Chief Executive Officer.
(A)(2) Certification of Chief Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Fortress Investment Trust II

By:	/s/ Jeffrey Rosenthal
Name:	Jeffrey Rosenthal
Title:	Chief Financial Officer
Date:	November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Wesley R. Edens
Name:	Wesley R. Edens
Title:	Chief Executive Officer
Date:	November 28, 2007

By:	/s/ Jeffrey Rosenthal
Name:	Jeffrey Rosenthal
Title:	Chief Financial Officer
Date:	November 28, 2007